UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Billeaud Capital Management, Inc.
Address:  514 Beverly Dr.
          Lafayette, LA 70503


13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Joseph Billeaud
Title:  President
Phone:  (337) 233-7758


Signature, Place, and Date of Signing:

     /s/  Joseph S. Billeaud     Lafayette, LA     April 8, 2007

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     53

Form13F Information Table Value Total:     $115,536 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AllianceBernstein Holding L.P. COM              01881G106      873     9871 SH       SOLE                                   9871
Automatic Data Processing Inc. COM               53015103     1734    35836 SH       SOLE                                  35836
American International Group   COM               26874107     4118    61865 SH       SOLE                                  61865
Ameriprise Financial Inc.      COM              03076C106     2753    48182 SH       SOLE                                  48182
Apache Corp.                   COM               37411105     3505    49589 SH       SOLE                                  49589
Atmos Energy Corp.             COM               49560105     1320    42206 SH       SOLE                                  42206
Bank of America Corp.          COM               60505104     3957    77560 SH       SOLE                                  77560
Bristol-Myers Squibb Co.       COM              110122108     2302    83579 SH       SOLE                                  83579
Citigroup Inc.                 COM              172967101     2016    39274 SH       SOLE                                  39274
Caterpillar Inc.               COM              149123101     2404    35878 SH       SOLE                                  35878
Colgate-Palmolive Co.          COM              194162103     1695    25382 SH       SOLE                                  25382
ConocoPhillips                 COM              20825C104     3317    48532 SH       SOLE                                  48532
Chevron Corp.                  COM              166764100     3779    51106 SH       SOLE                                  51106
Dominion Resources Inc.        COM              25746U109      439     4950 SH       SOLE                                   4950
WisdomTree SmallCap Dividend   COM              97717W604      253     4430 SH       SOLE                                   4430
WisdomTree High-Yld Equity     COM              97717W208     4519    77960 SH       SOLE                                  77960
WisdomTree LargeCap Dividend   COM              97717W307      973    16782 SH       SOLE                                  16782
WisdomTree Dividend Top 100    COM              97717W406     2689    45079 SH       SOLE                                  45079
Duke Energy Corp.              COM              26441C105     1770    87246 SH       SOLE                                  87246
Dow Jones Select Div Index     COM              464287168     1885    26391 SH       SOLE                                  26391
Enterprise Products Partners   COM              293792107     1778    55935 SH       SOLE                                  55935
First Trust MS Div Leaders     COM              336917109      949    40291 SH       SOLE                                  40291
FPL Group Inc.                 COM              302571104     3182    52032 SH       SOLE                                  52032
General Electric Co.           COM              369604103     4426   125177 SH       SOLE                                 125177
Grant PrideCo                  COM              38821G101      498    10000 SH       SOLE                                  10000
Halliburton Co.                COM              406216101     1504    47415 SH       SOLE                                  47415
Home Depot Inc.                COM              437076102     3256    88633 SH       SOLE                                  88633
Nuveen Investments Inc.        COM              67090F106     1372    29008 SH       SOLE                                  29008
Johnson & Johnson              COM              478160104     3240    53783 SH       SOLE                                  53783
JP Morgan Chase & Co.          COM              46625H100     3643    75306 SH       SOLE                                  75306
Kimco Realty Corporation       COM              49446R109      256     5254 SH       SOLE                                   5254
Coca-Cola Co.                  COM              191216100     3255    67828 SH       SOLE                                  67828
Legg Mason Inc.                COM              524901105      217     2305 SH       SOLE                                   2305
Medtronic Inc.                 COM              585055106     2363    48167 SH       SOLE                                  48167
3M Co.                         COM              88579Y101     1763    23075 SH       SOLE                                  23075
Microsoft Corp.                COM              594918104     1365    48997 SH       SOLE                                  48997
Newfield Exploration Co.       COM              651290108     1716    41142 SH       SOLE                                  41142
Pepsico, Inc.                  COM              713448108      210     3297 SH       SOLE                                   3297
Pfizer Inc.                    COM              717081103     3116   123364 SH       SOLE                                 123364
Spectra Energy Corp.           COM              847560109     1145    43615 SH       SOLE                                  43615
Southern Co.                   COM              842587107     2801    76449 SH       SOLE                                  76449
Source Capital Inc.            COM              836144105      856    12878 SH       SOLE                                  12878
AT&T Inc.                      COM              00206R102     2895    73429 SH       SOLE                                  73429
Target Corp                    COM              87612E106     1516    25588 SH       SOLE                                  25588
TEPPCO Partners LP             COM              872384102     1620    36501 SH       SOLE                                  36501
United Parcel Service Inc.     COM              911312106      352     5015 SH       SOLE                                   5015
Walgreen Co.                   COM              931422109     2916    63545 SH       SOLE                                  63545
Wachovia Corp.                 COM              929903102     1809    32878 SH       SOLE                                  32878
Wells Fargo & Co.              COM              949746101     3840   111532 SH       SOLE                                 111532
Washington Mutual Inc.         COM              939322103      280     6934 SH       SOLE                                   6934
Wal-Mart Stores Inc.           COM              931142103      958    20401 SH       SOLE                                  20401
William Wrigley Jr. Co.        COM              982526105     3247    63754 SH       SOLE                                  63754
Exxon Mobil Corp.              COM              30231G102     6854    90839 SH       SOLE                                  90839